Remuneration and other benefits paid to the Bank's directors and senior managers (Tables)	6 Months Ended
Jun. 30, 2020
Remuneration and other benefits paid to the Bank's directors and senior managers
Schedule of total remuneration paid
Following is a summary of the most significant data on the remunerations and benefits for the first six months ended 30 June 2020 and 2019:
Remuneration of members of the board of directors (1)

	Thousand euros
	30-06-2020	30-06-2019
Members of the board of directors: (2)(3)(4)(5)(6)(7)(8)(9)
Remuneration concept
Fixed salary remuneration of executive directors	2,859	3,459
Variable salary remuneration of executive directors	—	—
Directors fees	605	579
Bylaw-stipulated emoluments (annual emolument)	1,637	1,853
Other (except insurance premiums) (10)	1,416	3,354
Sub-total	6,517	9,245
Transactions with shares and/or other financial instruments	—	—
	6,517	9,245
(1)The notes to the consolidated annual accounts for 2020 will contain detailed and complete information on the remuneration paid to all the directors, including executive directors.
(2)Mr Rodrigo Echenique ceased to be an executive director on 30 April 2019, being as of that date a non-executive director.
(3)Mr Sergio Rial is appointed as executive director since 30 May 2020.
(4)Mr Henrique de Castro is appointed as director since 17 July 2019.
(5)Ms Pamela Walkden is appointed as director since 29 October 2019.
(6)Mr Luis Isasi is appointed as director since 19 May 2020.
(7)Mr Carlos Fernández ceased to be a director on 28 October 2019.
(8)Mr Guillermo de la Dehesa ceased to be a director on 3 April 2020.
(9)Mr Ignacio Benjumea ceased to be a director on 30 May 2020.
(10)Includes the amount related to the post-contractual non-compete agreement received by Mr Rodrigo Echenique Gordillo as a consequence of having ceased his executive functions on 30 April 2019.
The table below includes the corresponding amounts related to remunerations of senior management at 30 June 2020 and 2019, excluding the executive directors:

	Thousand euros
	30-06-2020	30-06-2019
Senior management (1):
Total remuneration of senior management (2)	15,275	17,690
(1)  Remunerations and benefits for non-competition agreements received by members of senior management who, during the first six months ended 30 June 2020, had ceased their duties amount to EUR 2,822 thousands (30 June 2019: EUR 96 thousands).
(2)   The number of members of the Bank's senior management, excluding executive directors, is 17 as at 30 June 2020 (30 June 2019: 18).

Schedule of other benefits of the directors

	Thousand euros
	30-06-2020	30-06-2019
Members of the board of directors:
Other benefits-
Advances	—	—
Loans granted	34	121
Pension funds and plans: Endowments and/or contributions (1)	1,010	1,001
Pension funds and plans: Accumulated rights (2)	79,015	77,153
Life insurance premiums	896	1,069
Guarantees provided for directors	—	—
(1)   These correspond to the endowments and/or contributions made during the first six months of 2020 and 2019 in respect of retirement pensions and complementary benefits for widowhood, orphanhood and permanent disability.
(2)   Corresponds to the rights accrued by the directors in matters of pensions. It also includes for informational purposes the rights accumulated by Mr Rodrigo Echenique Gordillo, although these rights corresponded to Mr Echenique before his appointment as executive director. Additionally, former members of the board had at 30 June 2020 and 30 June 2019 rights accrued for this concept for EUR 56,778 thousands and EUR 68,201 thousands, respectively.

Schedule of funds and pension plans of senior management

	Thousand euros
	30-06-2020	30-06-2019
Senior management:
Pension funds: Endowments and / or contributions (1)	2,987	3,190
Pension funds: Accumulated rights (2)	55,229	71,237
(1)Corresponds to the allocations and/or contributions made during the first six months of 2020 and 2019 as retirement pensions.
(2)Corresponds to the rights accrued by members of senior management in the area of pensions. In addition, former members of senior management had at 30 June 2020 and 30 June 2019 rights accumulated for this same concept for EUR 160,278 thousands and EUR 166,960 thousands, respectively.